Accounts payable and accrued liabilities - Schedule of AP and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable and Accrued Liabilities, Current [Abstract]
Trade accounts payable	$ 60,170	$ 60,027
Accrued payroll	15,906	13,723
Accrued interest	1,568	1,568
Due to related parties (note 19)	794	0
Taxes payable	3,497	4,298
Deferred revenue	2,717	996
Restructuring obligation	0	467
Other payables	1,528	4,350
Total accounts payable and accrued liabilities	$ 86,180	$ 85,429